Investments	6 Months Ended
Jun. 30, 2026
Investments [Abstract]
INVESTMENTS

NOTE 3 – INVESTMENTS

At June 30, 2026, the Company held certificates of deposit with an aggregate carrying value of $2,000,000, which are classified as investments in the accompanying condensed balance sheet. The certificates of deposit have original maturities greater than 90 days but mature within one year of purchase. Accordingly, they are not classified as cash equivalents.

The Company’s investment portfolio consists of multiple bank-issued certificates of deposit purchased through a brokerage account. The certificates of deposit are carried at amortized cost, which approximates fair value due to their relatively short maturities. Accrued interest is recorded separately as interest receivable.

Interest earned on the certificates of deposit is recognized as interest income in the accompanying condensed statements of operations. Interest income totaled $28,285 and $29,363 for the three and six months ended June 30, 2026, respectively, compared with $5,390 and $9,697 for the three and six months ended June 30, 2025, respectively.

The Company held no investments at December 31, 2025.